Fees Summary	Aug. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	22,167.15
Total Offset Amount	0.00
Net Fee	$ 22,167.15